Property, Plant and Equipment, net - Summary of Property, Plant and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	$ 4,274
Exchange difference	(26)
Additions	291
Transfers	0
Depreciation	(337)
Disposal	0
Closing net book value	4,202
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	6,678
Closing net book value	6,969
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	(2,328)
Closing net book value	(2,665)
Exchange difference
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	(76)
Closing net book value	(102)
Laboratory equipment
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	3,987
Exchange difference	(25)
Additions	291
Transfers	0
Depreciation	(245)
Disposal	0
Closing net book value	4,008
Laboratory equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	5,576
Closing net book value	5,867
Laboratory equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	(1,516)
Closing net book value	(1,761)
Laboratory equipment | Exchange difference
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	(73)
Closing net book value	(98)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	227
Exchange difference	(1)
Additions	0
Transfers	0
Depreciation	(60)
Disposal	0
Closing net book value	166
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	762
Closing net book value	762
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	(532)
Closing net book value	(592)
Leasehold improvements | Exchange difference
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	(3)
Closing net book value	(4)
Office equipment, furniture and others
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	60
Exchange difference	0
Additions	0
Transfers	0
Depreciation	(32)
Disposal	0
Closing net book value	28
Office equipment, furniture and others | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	340
Closing net book value	340
Office equipment, furniture and others | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	(280)
Closing net book value	(312)
Office equipment, furniture and others | Exchange difference
Disclosure Of Property Plant And Equipment [Line Items]
Opening net book value	0
Closing net book value	$ 0